First time adoption of IFRS (Details Textuals) (CAD)	12 Months Ended
	Jun. 30, 2011	Jul. 01, 2010
First Time Adoption Of Ifrs [Abstract]
Increase In Share Based Compensation Cost		63,432
Increase in share based compensation cost	(6,387)